Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 2.6%
7,065	(1)	Boston Omaha Corp.	$ 113,040	0.1
1,376	(1),(2)	Cardlytics, Inc.	97,104	0.0
17,276		Cogent Communications Holdings, Inc.	1,037,424	0.5
8,515		EW Scripps Co.	97,412	0.1
49,001	(1)	Glu Mobile, Inc.	376,083	0.2
14,302	(1)	Gray Television, Inc.	196,939	0.1
41,855	(1)	Iridium Communications, Inc.	1,070,651	0.6
12,918	(1)	Liberty Latin America Ltd.	105,152	0.1
11,286	(2)	Meredith Corp.	148,072	0.1
22,180	(1)	QuinStreet, Inc.	351,331	0.2
5,964		Shenandoah Telecommunications Co.	265,010	0.1
7,377	(2)	Sinclair Broadcast Group, Inc.	141,860	0.1
9,634	(1)	TechTarget, Inc.	423,511	0.2
43,097	(1)	Vonage Holdings Corp.	440,882	0.2
4,574	(1)	Yelp, Inc.	91,892	0.0
			4,956,363	2.6

		Consumer Discretionary: 14.3%
53,195	(1)	American Axle & Manufacturing Holdings, Inc.	306,935	0.2
3,215	(1)	America's Car-Mart, Inc.	272,889	0.1
8,399	(1)	Asbury Automotive Group, Inc.	818,483	0.4
14,174	(1)	Beazer Homes USA, Inc.	187,097	0.1
26,142	(2)	Bed Bath & Beyond, Inc.	391,607	0.2
8,704		Big Lots, Inc.	388,198	0.2
6,406		BJ's Restaurants, Inc.	188,593	0.1
21,372		Bloomin Brands, Inc.	326,350	0.2
15,460	(1)	Boot Barn Holdings, Inc.	435,044	0.2
8,211		Brinker International, Inc.	350,774	0.2
18,848		Callaway Golf Co.	360,751	0.2
3,784		Camping World Holdings, Inc.	112,574	0.1
25,586	(1)	Capri Holdings Ltd.	460,548	0.2
7,793	(1),(2)	CarParts.com, Inc.	84,242	0.0
4,567		Carriage Services, Inc.	101,890	0.1
513	(1)	Carvana Co.	114,430	0.1
1,903	(1)	Cavco Industries, Inc.	343,130	0.2
19,428	(1)	Conn's, Inc.	205,548	0.1
16,950		Cooper Tire & Rubber Co.	537,315	0.3
12,661		Core-Mark Holding Co., Inc.	366,283	0.2
18,724	(1)	CROCS, Inc.	800,076	0.4
10,661		Dana, Inc.	131,344	0.1
5,833	(2)	Dave & Buster's Entertainment, Inc.	88,428	0.0
1,811	(1)	Deckers Outdoor Corp.	398,438	0.2
15,667	(2)	Designer Brands, Inc.	85,072	0.0
4,031		Dine Brands Global, Inc.	220,052	0.1
4,100	(1)	Dorman Products, Inc.	370,558	0.2
7,948		Escalade, Inc.	145,369	0.1
6,591		Ethan Allen Interiors, Inc.	89,242	0.0
13,237		Extended Stay America, Inc.	158,182	0.1
1,863	(1)	Fox Factory Holding Corp.	138,477	0.1
9,764	(1),(2)	GameStop Corp.	99,593	0.1
50,939	(1)	Garrett Motion, Inc.	175,740	0.1
9,535	(1)	Genesco, Inc.	205,384	0.1
25,558	(1)	G-III Apparel Group Ltd.	335,065	0.2
7,190		Group 1 Automotive, Inc.	635,524	0.3
13,810	(1),(2)	GrowGeneration Corp.	220,684	0.1
2,319	(1)	Hibbett Sports, Inc.	90,951	0.0
3,364	(1)	Installed Building Products, Inc.	342,287	0.2
4,252	(1),(2)	iRobot Corp.	322,727	0.2
10,382		Kontoor Brands, Inc.	251,244	0.1
25,211		La-Z-Boy, Inc.	797,424	0.4
6,308		LCI Industries	670,477	0.4
4,783	(1)	LGI Homes, Inc.	555,641	0.3
1,753		Lithia Motors, Inc.	399,579	0.2
12,561	(1)	Lumber Liquidators Holdings, Inc.	276,970	0.1
14,042	(1)	M/I Homes, Inc.	646,634	0.3
32,500	(2)	Macy's, Inc.	185,250	0.1
15,439	(1)	MarineMax, Inc.	396,319	0.2
18,717		MDC Holdings, Inc.	881,571	0.5
12,405	(1)	Meritage Homes Corp.	1,369,388	0.7
18,014	(1),(2)	Michaels Cos, Inc.	173,925	0.1
2,385		Nathan's Famous, Inc.	122,231	0.1
18,817		ODP Corp./The	365,991	0.2
33,429	(1)	Perdoceo Education Corp.	409,171	0.2
2,896	(2)	PetMed Express, Inc.	91,572	0.0
3,726	(1)	Purple Innovation, Inc.	92,628	0.1
7,043	(2)	RCI Hospitality Holdings, Inc.	143,677	0.1
19,976		Rent-A-Center, Inc.	597,083	0.3
5,275	(1)	Revolve Group, Inc.	86,668	0.0
5,248	(1)	Scientific Games Corp.	183,208	0.1
2,584		Service Corp. International	108,993	0.1
4,308	(1),(2)	Shake Shack, Inc.	277,780	0.1
9,450	(2)	Shoe Carnival, Inc.	317,331	0.2
13,914		Signet Jewelers Ltd.	260,192	0.1
4,742	(1)	Sleep Number Corp.	231,931	0.1
5,788	(1)	Stamps.com, Inc.	1,394,619	0.7
3,267		Standard Motor Products, Inc.	145,872	0.1
27,618		Steven Madden Ltd.	538,551	0.3
6,690		Sturm Ruger & Co., Inc.	409,160	0.2
7,349	(1)	Taylor Morrison Home Corp.	180,712	0.1
2,471	(1)	TopBuild Corp.	421,775	0.2
6,719	(1)	TRI Pointe Group, Inc.	121,883	0.1
13,017		Tupperware Brands Corp.	262,423	0.1
2,885	(1)	Universal Electronics, Inc.	108,880	0.1
17,894	(1)	Vista Outdoor, Inc.	361,101	0.2
685		Wingstop, Inc.	93,605	0.1
9,924		Winnebago Industries	512,773	0.3
3,742		Wolverine World Wide, Inc.	96,693	0.1
13,466	(1)	YETI Holdings, Inc.	610,279	0.3
17,207	(1)	Zumiez, Inc.	478,699	0.3
			27,035,777	14.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: 3.4%
4,964		Andersons, Inc.	$ 95,160	0.0
15,444	(2)	B&G Foods, Inc.	428,880	0.2
4,494		Calavo Growers, Inc.	297,817	0.2
18,274	(1)	Central Garden & Pet Co. - CENT	729,681	0.4
1,077		Coca-Cola Consolidated, Inc.	259,212	0.1
10,523		Fresh Del Monte Produce, Inc.	241,187	0.1
3,012		Ingles Markets, Inc.	114,577	0.1
3,919		J&J Snack Foods Corp.	510,998	0.3
4,696		John B Sanfilippo & Son, Inc.	353,984	0.2
4,386		Medifast, Inc.	721,278	0.4
2,916	(1)	Seneca Foods Corp.	104,189	0.0
32,259		SpartanNash Co.	527,435	0.3
16,443	(1)	United Natural Foods, Inc.	244,507	0.1
12,337		Universal Corp.	516,674	0.3
4,108	(1)	USANA Health Sciences, Inc.	302,554	0.2
71,691		Vector Group Ltd.	694,686	0.4
1,155		WD-40 Co.	218,653	0.1
			6,361,472	3.4

		Energy: 3.0%
1,907		Arch Resources, Inc.	81,009	0.0
29,954		Berry Corp.	94,954	0.1
19,404	(1),(2)	Callon Petroleum Co.	93,527	0.1
10,080	(1)	Dril-Quip, Inc.	249,581	0.1
19,337	(1)	Exterran Corp.	80,442	0.0
16,981	(1)	Green Plains, Inc.	262,866	0.1
35,515	(1)	Helix Energy Solutions Group, Inc.	85,591	0.0
28,363		Helmerich & Payne, Inc.	415,518	0.2
9,730	(1)	Laredo Petroleum, Inc.	95,354	0.1
19,179	(1)	Matador Resources Co.	158,419	0.1
31,765	(1)	Matrix Service Co.	265,238	0.1
3,792	(2)	Nabors Industries Ltd.	92,676	0.1
68,571	(1)	Newpark Resources, Inc.	72,000	0.0
84,520	(1)	NexTier Oilfield Solutions, Inc.	156,362	0.1
240,924	(1)	Oasis Petroleum, Inc.	67,459	0.0
24,831	(1)	Oceaneering International, Inc.	87,405	0.0
41,068	(1)	Oil States International, Inc.	112,116	0.1
30,952		Patterson-UTI Energy, Inc.	88,213	0.0
14,401		PBF Energy, Inc.	81,942	0.0
30,440	(1)	PDC Energy, Inc.	377,304	0.2
25,325		Peabody Energy Corp.	58,247	0.0
31,191	(1)	ProPetro Holding Corp.	126,635	0.1
94,832		QEP Resources, Inc.	85,614	0.0
77,561		Range Resources Corp.	513,454	0.3
8,315	(1)	Renewable Energy Group, Inc.	444,187	0.2
3,773	(1)	SEACOR Holdings, Inc.	109,719	0.1
15,306		Solaris Oilfield Infrastructure, Inc.	97,040	0.1
231,163	(1)	Southwestern Energy Co.	543,233	0.3
15,976	(1)	Talos Energy, Inc.	103,045	0.1
6,363		Targa Resources Corp.	89,273	0.0
14,345		TechnipFMC PLC	90,517	0.1
31,351		US Silica Holdings, Inc.	94,053	0.1
52,275	(1),(2)	W&T Offshore, Inc.	94,095	0.1
6,767		World Fuel Services Corp.	143,393	0.1
			5,610,481	3.0

		Financials: 15.6%
14,925		Amalgamated Bank	157,907	0.1
18,058		American Equity Investment Life Holding Co.	397,095	0.2
11,072		Amerisafe, Inc.	635,090	0.3
3,586		Artisan Partners Asset Management, Inc.	139,818	0.1
17,884	(1)	Axos Financial, Inc.	416,876	0.2
11,799		Banc of California, Inc.	119,406	0.1
38,389	(1)	Bancorp, Inc.	331,681	0.2
19,796		Bank of NT Butterfield & Son Ltd.	441,055	0.2
9,495		BankUnited, Inc.	208,035	0.1
15,491		Banner Corp.	499,740	0.3
28,314		Boston Private Financial Holdings, Inc.	156,293	0.1
4,055	(1)	Brighthouse Financial, Inc.	109,120	0.1
17,391		Brightsphere Investment Group, Inc.	224,344	0.1
24,519		Brookline Bancorp, Inc.	211,967	0.1
45,666		Cadence BanCorp	392,271	0.2
91,539		Capstead Mortgage Corp.	514,449	0.3
35,053		Central Pacific Financial Corp.	475,669	0.2
6,251		Cohen & Steers, Inc.	348,431	0.2
11,828		Columbia Banking System, Inc.	282,098	0.1
9,195		Community Bank System, Inc.	500,760	0.3
40,345	(1)	Customers Bancorp, Inc.	451,864	0.2
23,089		CVB Financial Corp.	383,970	0.2
25,585		Dime Community Bancshares	289,366	0.1
19,209		Eagle Bancorp, Inc.	514,609	0.3
7,203	(1)	eHealth, Inc.	569,037	0.3
8,425	(1),(2)	Encore Capital Group, Inc.	325,121	0.2
2,514		Essent Group Ltd.	93,043	0.0
3,111		Federal Agricultural Mortgage Corp.	198,046	0.1
9,487		Financial Institutions, Inc.	146,100	0.1
140,017		First BanCorp. Puerto Rico	730,889	0.4
45,283		First Commonwealth Financial Corp.	350,490	0.2
26,164		First Horizon National Corp.	246,727	0.1
11,043		First of Long Island Corp.	163,547	0.1
32,395		Flagstar Bancorp, Inc.	959,864	0.5
6,669		Glacier Bancorp., Inc.	213,741	0.1
4,038		Great Southern Bancorp., Inc.	146,256	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
30,581		Great Western Bancorp, Inc.	$ 380,733	0.2
15,748	(1)	Green Dot Corp.	797,006	0.4
27,588		Hanmi Financial Corp.	226,497	0.1
1,592		Hanover Insurance Group, Inc.	148,343	0.1
7,038		HCI Group, Inc.	346,903	0.2
10,635		Heritage Insurance Holdings, Inc.	107,626	0.1
5,173		Hilltop Holdings, Inc.	106,460	0.1
16,888		HomeStreet, Inc.	435,035	0.2
12,638		Hope Bancorp, Inc.	95,859	0.0
17,311		Horace Mann Educators Corp.	578,187	0.3
2,619		Houlihan Lokey, Inc.	154,652	0.1
1,826		Independent Bank Corp.	95,646	0.0
22,318		Independent Bank Corp. Michigan	280,537	0.1
4,627		International Bancshares Corp.	120,580	0.1
69,093	(2)	Invesco Mortgage Capital, Inc.	187,242	0.1
20,070		Investors Bancorp, Inc.	145,708	0.1
5,081		Kinsale Capital Group, Inc.	966,305	0.5
9,980		KKR Real Estate Finance Trust, Inc.	164,969	0.1
14,748		Ladder Capital Corp.	105,006	0.1
15,268		MGIC Investment Corp.	135,274	0.1
18,127	(1)	Mr Cooper Group, Inc.	404,595	0.2
20,071		Navient Corp.	169,600	0.1
3,373		NBT Bancorp., Inc.	90,464	0.0
27,945		New Residential Investment Corp.	222,163	0.1
219,876		New York Mortgage Trust, Inc.	560,684	0.3
22,879	(1)	NMI Holdings, Inc.	407,246	0.2
52,420		OFG Bancorp	653,153	0.3
8,254		Old National Bancorp.	103,670	0.1
9,995		Oppenheimer Holdings, Inc.	223,088	0.1
21,052		Pacific Premier Bancorp, Inc.	423,987	0.2
7,792	(1)	Palomar Holdings, Inc.	812,238	0.4
39,736		PennyMac Mortgage Investment Trust	638,558	0.3
5,930		Piper Sandler Cos	432,890	0.2
4,069		Popular, Inc.	147,583	0.1
15,363		Premier Financial Corp.	239,279	0.1
20,810		Provident Financial Services, Inc.	253,882	0.1
22,226		Radian Group, Inc.	324,722	0.2
2,656		Red River Bancshares, Inc.	114,208	0.1
17,859		Redwood Trust, Inc.	134,300	0.1
6,187	(1)	Regional Management Corp.	103,075	0.1
7,347		Safety Insurance Group, Inc.	507,604	0.3
30,131	(1)	Seacoast Banking Corp. of Florida	543,262	0.3
7,295		Simmons First National Corp.	115,662	0.1
6,527		Southside Bancshares, Inc.	159,455	0.1
13,483		Stewart Information Services Corp.	589,612	0.3
6,068		Territorial Bancorp, Inc.	122,756	0.1
7,550	(1)	Trupanion, Inc.	595,695	0.3
74,510		Trustco Bank Corp.	388,942	0.2
58,988		United Community Banks, Inc./GA	998,667	0.5
28,863		Universal Insurance Holdings, Inc.	399,464	0.2
661		Virtus Investment Partners, Inc.	91,648	0.0
12,471		Westamerica Bancorp.	677,799	0.4
			29,573,294	15.6

		Health Care: 13.5%
4,644	(1)	Acadia Pharmaceuticals, Inc.	191,565	0.1
4,105	(1)	Addus HomeCare Corp.	387,964	0.2
7,910	(1)	Adverum Biotechnologies, Inc.	81,473	0.0
38,259	(1)	Aduro Biotech, Inc.	92,969	0.0
37,259	(1)	Akebia Therapeutics, Inc.	93,520	0.0
16,377	(1)	Allscripts Healthcare Solutions, Inc.	133,309	0.1
20,081	(1),(2)	AMAG Pharmaceuticals, Inc.	188,761	0.1
1,240	(1)	Amedisys, Inc.	293,173	0.2
12,268	(1)	Amicus Therapeutics, Inc.	173,224	0.1
15,430	(1)	AMN Healthcare Services, Inc.	902,038	0.5
10,058	(1)	Angiodynamics, Inc.	121,299	0.1
4,521	(1)	Anika Therapeutics, Inc.	159,998	0.1
3,521	(1)	Apellis Pharmaceuticals, Inc.	106,229	0.1
2,289	(1)	Arcturus Therapeutics Holdings, Inc.	98,198	0.1
8,227	(1)	AxoGen, Inc.	95,680	0.0
10,512	(1)	BioTelemetry, Inc.	479,137	0.3
2,120	(1)	Bioxcel Therapeutics, Inc.	91,923	0.0
25,989	(1)	Calithera Biosciences, Inc.	89,662	0.0
16,508	(1)	Cardiovascular Systems, Inc.	649,590	0.3
29,714	(1)	Chimerix, Inc.	73,988	0.0
13,839	(1),(2)	Coherus Biosciences, Inc.	253,807	0.1
49,901	(1)	Community Health Systems, Inc.	210,582	0.1
7,429		Computer Programs & Systems, Inc.	205,115	0.1
5,305		Conmed Corp.	417,344	0.2
22,082	(1)	Corcept Therapeutics, Inc.	384,337	0.2
26,166	(1)	Covetrus, Inc.	638,450	0.3
32,685	(1)	Cross Country Healthcare, Inc.	212,126	0.1
2,962	(1),(2)	CryoPort, Inc.	140,399	0.1
9,770	(1)	Cue Biopharma, Inc.	147,038	0.1
8,732	(1)	Cutera, Inc.	165,646	0.1
23,102	(1)	Cytokinetics, Inc.	500,158	0.3
1,938	(1)	Deciphera Pharmaceuticals, Inc.	99,419	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
4,729	(1)	Dicerna Pharmaceuticals, Inc.	$ 85,075	0.0
3,497	(1)	Eagle Pharmaceuticals, Inc./DE	148,553	0.1
9,565	(1)	Eiger BioPharmaceuticals, Inc.	77,859	0.0
9,329	(1)	Electromed, Inc.	97,115	0.0
2,266	(1)	Emergent Biosolutions, Inc.	234,146	0.1
4,552	(1)	Enanta Pharmaceuticals, Inc.	208,391	0.1
18,055		Ensign Group, Inc.	1,030,218	0.5
3,411	(1)	Fate Therapeutics, Inc.	136,338	0.1
24,409	(1)	Five Prime Therapeutics, Inc.	114,722	0.1
44,388	(1),(2)	Fortress Biotech, Inc.	179,328	0.1
6,864	(1),(2)	Glaukos Corp.	339,905	0.2
19,224	(1)	Hanger, Inc.	304,124	0.2
6,024	(1)	Heron Therapeutics, Inc.	89,276	0.0
23,020	(1)	HMS Holdings Corp.	551,329	0.3
2,723	(1)	Insmed, Inc.	87,517	0.0
896	(1)	Inspire Medical Systems, Inc.	115,629	0.1
13,763	(1)	Integer Holdings Corp.	812,155	0.4
2,345	(1)	Intercept Pharmaceuticals, Inc.	97,224	0.1
29,596		Invacare Corp.	222,562	0.1
467	(1)	iRhythm Technologies, Inc.	111,197	0.1
9,199	(1)	Joint Corp./The	159,971	0.1
7,109	(1)	Karyopharm Therapeutics, Inc.	103,791	0.1
22,286	(1),(2)	La Jolla Pharmaceutical Co.	89,813	0.0
29,855	(1)	Lantheus Holdings, Inc.	378,263	0.2
12,875		Luminex Corp.	337,969	0.2
6,334	(1)	MacroGenics, Inc.	159,553	0.1
7,433	(1)	Magellan Health, Inc.	563,273	0.3
789	(1)	Medpace Holdings, Inc.	88,171	0.0
18,213	(1)	Meridian Bioscience, Inc.	309,257	0.2
15,646	(1)	Merit Medical Systems, Inc.	680,601	0.4
13,121	(1)	Myriad Genetics, Inc.	171,098	0.1
3,524	(1)	Natera, Inc.	254,574	0.1
5,674	(1)	Natus Medical, Inc.	97,196	0.0
6,354	(1)	Neogen Corp.	497,200	0.3
22,310	(1)	NeoGenomics, Inc.	823,016	0.4
7,813	(1)	Neoleukin Therapeutics, Inc.	93,756	0.0
25,339	(1)	NextGen Healthcare, Inc.	322,819	0.2
2,074	(1)	Novocure Ltd.	230,857	0.1
14,231	(1)	Omnicell, Inc.	1,062,486	0.6
12,122	(1)	OraSure Technologies, Inc.	147,525	0.1
15,515	(1)	Orthofix Medical, Inc.	483,137	0.3
29,371		Owens & Minor, Inc.	737,506	0.4
10,326	(1)	Pacira BioSciences, Inc.	620,799	0.3
5,701	(1)	Pennant Group, Inc./The	219,831	0.1
5,704	(1)	Providence Service Corp.	529,959	0.3
10,104	(1)	Puma Biotechnology, Inc.	101,949	0.1
495	(1)	Quidel Corp.	108,593	0.1
17,617	(1)	Quotient Ltd.	90,551	0.0
11,843	(1)	Radius Health, Inc.	134,300	0.1
10,574	(1)	REGENXBIO, Inc.	290,996	0.2
14,061	(1)	Retractable Technologies, Inc.	93,646	0.0
10,622	(1)	Select Medical Holdings Corp.	221,150	0.1
8,445	(1)	SI-BONE, Inc.	200,315	0.1
9,453	(1)	Spero Therapeutics, Inc.	105,495	0.1
9,905	(1)	Supernus Pharmaceuticals, Inc.	206,420	0.1
2,313	(1)	SurModics, Inc.	89,999	0.0
4,611	(1)	Tabula Rasa HealthCare, Inc.	187,990	0.1
4,885	(1)	Tactile Systems Technology, Inc.	178,742	0.1
1,226	(1)	Tandem Diabetes Care, Inc.	139,151	0.1
5,539	(1)	TG Therapeutics, Inc.	148,224	0.1
11,702	(1)	Tivity Health, Inc.	164,062	0.1
5,006	(1)	Triple-S Management Corp.	89,457	0.0
2,515	(1)	Twist Bioscience Corp.	191,065	0.1
23,535	(1)	Vanda Pharmaceuticals, Inc.	227,348	0.1
6,459	(1)	Vericel Corp.	119,685	0.1
3,305	(1)	Xencor, Inc.	128,201	0.1
3,028	(1)	Y-mAbs Therapeutics, Inc.	116,245	0.1
5,342	(1),(2)	Zynex, Inc.	93,218	0.0
			25,510,007	13.5

		Industrials: 18.4%
1,650		AAON, Inc.	99,413	0.1
6,849		AAR Corp.	128,761	0.1
10,905		ABM Industries, Inc.	399,777	0.2
28,116	(1)	Aerojet Rocketdyne Holdings, Inc.	1,121,547	0.6
5,451	(1)	Aerovironment, Inc.	327,115	0.2
5,477		Albany International Corp.	271,166	0.1
1,148		Allegiant Travel Co.	137,530	0.1
4,763		Altra Industrial Motion Corp.	176,088	0.1
2,749	(1)	American Woodmark Corp.	215,906	0.1
17,665		Applied Industrial Technologies, Inc.	973,342	0.5
14,730		ArcBest Corp.	457,514	0.2
10,655		Arcosa, Inc.	469,779	0.2
2,600	(1)	ASGN, Inc.	165,256	0.1
12,513	(1)	Atkore International Group, Inc.	284,420	0.2
12,451	(1)	Atlas Air Worldwide Holdings, Inc.	758,266	0.4
2,713		AZZ, Inc.	92,568	0.0
20,259		Barnes Group, Inc.	724,057	0.4
5,850	(1),(2)	Bloom Energy Corp.	105,125	0.1
20,630		Brady Corp.	825,613	0.4
6,810	(1)	Chart Industries, Inc.	478,539	0.3
10,434		Columbus McKinnon Corp.	345,365	0.2
13,065		Comfort Systems USA, Inc.	672,978	0.4
1,956		Crane Co.	98,054	0.1
2,007		CSW Industrials, Inc.	155,041	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,040		Deluxe Corp.	$ 129,679	0.1
5,262		EMCOR Group, Inc.	356,290	0.2
23,424		Enerpac Tool Group Corp.	440,605	0.2
9,182		EnPro Industries, Inc.	517,957	0.3
1,261		ESCO Technologies, Inc.	101,586	0.1
15,377		Exponent, Inc.	1,107,605	0.6
17,134	(1)	Foundation Building Materials, Inc.	269,346	0.1
9,092		Franklin Electric Co., Inc.	534,882	0.3
1,389	(1)	FTI Consulting, Inc.	147,192	0.1
15,677	(1)	Gibraltar Industries, Inc.	1,021,200	0.5
19,012	(1)	GMS, Inc.	458,189	0.2
13,454		GrafTech International Ltd.	92,025	0.0
26,865	(1)	Great Lakes Dredge & Dock Corp.	255,486	0.1
11,895		Griffon Corp.	232,428	0.1
14,130		Heidrick & Struggles International, Inc.	277,655	0.1
2,986		Herman Miller, Inc.	90,058	0.0
36,242		Hillenbrand, Inc.	1,027,823	0.5
11,644	(1)	HUB Group, Inc.	584,471	0.3
2,302	(1)	IAA, Inc.	119,865	0.1
5,266		Insteel Industries, Inc.	98,474	0.1
5,597		John Bean Technologies Corp.	514,308	0.3
27,692		Kelly Services, Inc.	471,872	0.2
29,832		Korn Ferry	865,128	0.5
14,823		LSI Industries, Inc.	100,055	0.1
21,351		Marten Transport Ltd.	348,448	0.2
3,184		McGrath Rentcorp	189,735	0.1
14,248	(1)	Meritor, Inc.	298,353	0.2
3,495		Moog, Inc.	222,037	0.1
26,820	(1)	Orion Energy Systems, Inc.	203,027	0.1
7,330		Patrick Industries, Inc.	421,622	0.2
20,462	(1)	PGT Innovations, Inc.	358,494	0.2
30,875		Pitney Bowes, Inc.	163,946	0.1
8,066		Powell Industries, Inc.	194,633	0.1
4,837	(1)	Proto Labs, Inc.	626,392	0.3
23,013		Quanex Building Products Corp.	424,360	0.2
14,641		Raven Industries, Inc.	315,074	0.2
21,547	(1)	Resideo Technologies, Inc.	237,017	0.1
5,264		Rexnord Corp.	157,078	0.1
64,596		RR Donnelley & Sons Co.	94,310	0.0
11,036	(1)	Saia, Inc.	1,392,081	0.7
17,608		Simpson Manufacturing Co., Inc.	1,710,793	0.9
25,802		Skywest, Inc.	770,448	0.4
24,847	(1)	SPX Corp.	1,152,404	0.6
10,813	(1)	SPX FLOW, Inc.	463,013	0.2
18,066	(1)	Sterling Construction Co., Inc.	255,815	0.1
9,505		Tennant Co.	573,722	0.3
7,582		Triton International Ltd./Bermuda	308,360	0.2
14,425		Triumph Group, Inc.	93,907	0.0
21,804		UFP Industries, Inc.	1,232,144	0.7
6,636		Unifirst Corp.	1,256,659	0.7
4,472	(1)	Vicor Corp.	347,609	0.2
13,013		Watts Water Technologies, Inc.	1,303,252	0.7
23,435	(1)	WillScot Mobile Mini Holdings Corp.	390,896	0.2
			34,803,028	18.4

		Information Technology: 13.4%
18,847	(1),(2)	3D Systems Corp.	92,539	0.0
11,125	(1)	8x8, Inc.	172,994	0.1
1,314	(1)	ACM Research, Inc.	90,797	0.0
29,325		Adtran, Inc.	300,728	0.2
12,879	(1)	Advanced Energy Industries, Inc.	810,604	0.4
9,073	(1)	Agilysys, Inc.	219,204	0.1
5,179	(1)	Alarm.com Holdings, Inc.	286,140	0.2
17,885	(1)	Arlo Technologies, Inc.	94,075	0.0
13,437	(1)	Avid Technology, Inc.	115,021	0.1
23,626	(1)	Axcelis Technologies, Inc.	519,772	0.3
14,467		Bel Fuse, Inc.	154,508	0.1
12,122	(1)	Bottomline Technologies de, Inc.	511,064	0.3
7,081	(1)	Box, Inc.	122,926	0.1
24,695		Brooks Automation, Inc.	1,142,391	0.6
5,493	(1)	Cambium Networks Corp.	92,667	0.0
5,540	(1)	Cardtronics plc	109,692	0.1
4,509		Cass Information Systems, Inc.	181,442	0.1
24,276		Cohu, Inc.	417,062	0.2
11,066		Comtech Telecommunications Corp.	154,924	0.1
2,230		CSG Systems International, Inc.	91,318	0.0
22,799		Daktronics, Inc.	90,284	0.0
25,706	(1),(2)	Diebold Nixdorf, Inc.	196,394	0.1
6,098	(1)	Digi International, Inc.	95,312	0.0
18,974	(1)	Diodes, Inc.	1,071,082	0.6
5,364	(1)	Domo, Inc.	205,602	0.1
4,719	(1)	ePlus, Inc.	345,431	0.2
20,068		EVERTEC, Inc.	696,560	0.4
10,570	(1)	ExlService Holdings, Inc.	697,303	0.4
109,411	(1)	Extreme Networks, Inc.	439,832	0.2
12,936	(1)	Fabrinet	815,356	0.4
7,789	(1)	Faro Technologies, Inc.	474,973	0.2
1,012	(1)	Fastly, Inc.	94,804	0.0
29,399	(1)	Formfactor, Inc.	732,917	0.4
21,903	(1),(2)	GreenSky, Inc.	97,249	0.1
4,900	(1)	Ichor Holdings Ltd.	105,693	0.1
15,084	(1)	Infinera Corp.	92,917	0.0
17,041	(1)	Insight Enterprises, Inc.	964,180	0.5
15,997	(1)	Intellicheck, Inc.	106,700	0.1
3,061	(1)	Itron, Inc.	185,925	0.1
32,705		Kulicke & Soffa Industries, Inc.	732,592	0.4
15,043	(1)	LivePerson, Inc.	782,086	0.4
9,195		Mantech International Corp.	633,352	0.3
6,477	(1)	Netgear, Inc.	199,621	0.1
27,159		NIC, Inc.	535,032	0.3
25,996	(1)	Onto Innovation, Inc.	774,161	0.4
6,210	(1)	OSI Systems, Inc.	481,958	0.3
7,127		PC Connection, Inc.	292,635	0.2
4,293	(1)	Perficient, Inc.	183,483	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
10,299		Plantronics, Inc.	$ 121,940	0.1
9,960	(1)	Plexus Corp.	703,475	0.4
6,316		Power Integrations, Inc.	349,906	0.2
23,055		Progress Software Corp.	845,657	0.4
8,738	(1)	Pure Storage, Inc. - Class A	134,478	0.1
3,446	(1)	Qualys, Inc.	337,742	0.2
46,677	(1)	Rambus, Inc.	639,008	0.3
2,286	(1)	Rogers Corp.	224,165	0.1
7,244	(1)	Sanmina Corp.	195,950	0.1
11,879	(1)	Scansource, Inc.	235,561	0.1
9,819	(1)	SecureWorks Corp.	111,838	0.1
3,888	(1),(2)	ShotSpotter, Inc.	120,684	0.1
8,704	(1)	SMART Global Holdings, Inc.	237,967	0.1
2,953	(1)	Sprout Social, Inc.	113,691	0.1
10,689	(1)	SPS Commerce, Inc.	832,352	0.4
5,816	(1)	SVMK, Inc.	128,592	0.1
6,127		Switch, Inc.	95,642	0.0
11,879	(1)	SYKES Enterprises, Inc.	406,381	0.2
19,492	(1)	TTM Technologies, Inc.	222,404	0.1
22,306	(1)	Ultra Clean Holdings, Inc.	478,687	0.3
18,154	(1)	Veeco Instruments, Inc.	211,857	0.1
29,988	(1)	Viavi Solutions, Inc.	351,759	0.2
41,205		Xperi Holding Corp.	473,445	0.2
			25,376,483	13.4

		Materials: 5.1%
8,965	(1)	AdvanSix, Inc.	115,469	0.1
9,938	(1)	Allegheny Technologies, Inc.	86,659	0.0
34,683	(1)	Arconic Corp.	660,711	0.3
10,980		Avient Corp.	290,531	0.2
7,706		Balchem Corp.	752,337	0.4
23,787		Boise Cascade Co.	949,577	0.5
5,227	(1)	Clearwater Paper Corp.	198,312	0.1
51,984	(2)	Cleveland-Cliffs, Inc.	333,737	0.2
8,458	(1)	Forterra, Inc.	99,974	0.1
25,343		FutureFuel Corp.	288,150	0.1
6,571		Hawkins, Inc.	302,923	0.2
8,134		HB Fuller Co.	372,374	0.2
5,284		Innospec, Inc.	334,583	0.2
3,552		Kaiser Aluminum Corp.	190,352	0.1
16,133	(1)	Koppers Holdings, Inc.	337,341	0.2
10,660	(1)	Kraton Corp.	189,961	0.1
11,776	(1)	Livent Corp.	105,631	0.1
11,451		Materion Corp.	595,795	0.3
18,703		Myers Industries, Inc.	247,441	0.1
5,588		Neenah, Inc.	209,382	0.1
18,446		Olympic Steel, Inc.	209,547	0.1
11,858		PH Glatfelter Co.	163,285	0.1
1,098	(2)	Quaker Chemical Corp.	197,322	0.1
4,511		Schweitzer-Mauduit International, Inc.	137,089	0.1
9,781		Stepan Co.	1,066,129	0.6
54,520		SunCoke Energy, Inc.	186,458	0.1
24,693	(1)	TimkenSteel Corp.	87,660	0.0
16,034		Tredegar Corp.	238,426	0.1
10,227		Trinseo SA	262,220	0.1
20,921		Warrior Met Coal, Inc.	357,331	0.2
			9,566,707	5.1

		Real Estate: 7.6%
4,932		Agree Realty Corp.	313,872	0.2
28,360		Alexander & Baldwin, Inc.	317,916	0.2
11,520		Alpine Income Property Trust, Inc.	179,136	0.1
6,683	(1)	Altisource Portfolio Solutions SA	84,674	0.0
14,936		American Assets Trust, Inc.	359,808	0.2
36,529		Armada Hoffler Properties, Inc.	338,259	0.2
29,265		CareTrust REIT, Inc.	520,771	0.3
21,805		Clipper Realty, Inc.	131,920	0.1
10,446		Community Healthcare Trust, Inc.	488,455	0.3
37,222		CoreCivic, Inc.	297,776	0.1
16,478		CorEnergy Infrastructure Trust, Inc.	96,231	0.0
9,825		Corporate Office Properties Trust SBI MD	233,049	0.1
12,400	(1)	Cushman & Wakefield PLC	130,324	0.1
22,390		DiamondRock Hospitality Co.	113,517	0.1
88,523		Diversified Healthcare Trust	311,601	0.2
8,753		Douglas Emmett, Inc.	219,700	0.1
5,292		EastGroup Properties, Inc.	684,414	0.4
31,976		Essential Properties Realty Trust, Inc.	585,800	0.3
8,816		First Industrial Realty Trust, Inc.	350,877	0.2
8,624	(1)	Forestar Group, Inc.	152,645	0.1
47,853		Franklin Street Properties Corp.	175,142	0.1
3,386		Gaming and Leisure Properties, Inc.	125,045	0.1
6,804		Gladstone Commercial Corp.	114,647	0.1
11,702		Global Medical REIT, Inc.	157,977	0.1
36,685		Global Net Lease, Inc.	583,291	0.3
6,745		Highwoods Properties, Inc.	226,430	0.1
4,539		Hudson Pacific Properties, Inc.	99,540	0.0
4,220	(2)	Innovative Industrial Properties, Inc.	523,744	0.3
13,672		iStar, Inc.	161,466	0.1
18,166		Kite Realty Group Trust	210,362	0.1
15,424		Lexington Realty Trust	161,181	0.1
3,893		Life Storage, Inc.	409,816	0.2
3,559		LTC Properties, Inc.	124,067	0.1
13,676		National Storage Affiliates Trust	447,342	0.2
23,521		New Senior Investment Group, Inc.	94,084	0.0
21,796		Newmark Group, Inc.	94,159	0.0
9,760		NexPoint Residential Trust, Inc.	432,856	0.2
19,284		Physicians Realty Trust	345,376	0.2
17,873		Piedmont Office Realty Trust, Inc.	242,537	0.1
8,402		Plymouth Industrial REIT, Inc.	103,681	0.0

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
4,531		PS Business Parks, Inc.	$ 554,549	0.3
11,753		RE/MAX Holdings, Inc.	384,676	0.2
26,426		Realogy Holdings Corp.	249,461	0.1
53,069		Retail Opportunity Investments Corp.	552,714	0.3
27,434		Retail Properties of America, Inc.	159,392	0.1
15,665		Retail Value, Inc.	196,909	0.1
12,643		Saul Centers, Inc.	336,051	0.2
14,557		Service Properties Trust	115,728	0.1
25,696		Summit Hotel Properties, Inc.	133,105	0.1
48,357		Uniti Group, Inc.	509,441	0.3
25,319		Urstadt Biddle Properties, Inc.	232,935	0.1
162,568	(2)	Washington Prime Group, Inc.	105,247	0.0
5,230		Washington Real Estate Investment Trust	105,280	0.0
			14,378,976	7.6

		Utilities: 1.3%
2,267		American States Water Co.	169,912	0.1
5,601		Avista Corp.	191,106	0.1
2,548		Black Hills Corp.	136,292	0.1
3,062		Brookfield Infrastructure Corp.	169,604	0.1
9,906		California Water Service Group	430,416	0.2
1,331		Chesapeake Utilities Corp.	112,203	0.1
2,114		Northwest Natural Holding Co.	95,954	0.0
5,287		NorthWestern Corp.	257,160	0.1
5,787		Otter Tail Corp.	209,316	0.1
9,398		Portland General Electric Co.	333,629	0.2
7,748		South Jersey Industries, Inc.	149,304	0.1
5,040		Unitil Corp.	194,746	0.1
			2,449,642	1.3

	Total Common Stock
	(Cost $194,821,383)		185,622,230	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Repurchase Agreements: 3.0%
398,523	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $398,524, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $406,493, due 10/01/47-09/01/50)	398,523	0.2
1,344,336	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,344,339, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $1,371,223, due 11/27/20-11/01/59)	1,344,336	0.7
1,344,336	(3)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.07%, due 10/01/20 (Repurchase Amount $1,344,339, collateralized by various U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $1,371,223, due 11/15/25-10/20/49)	1,344,336	0.7
1,344,336	(3)	National Bank Financial, Repurchase Agreement dated 09/30/20, 0.14%, due 10/01/20 (Repurchase Amount $1,344,341, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $1,371,223, due 10/01/20-09/09/49)	1,344,336	0.7
1,344,336	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,344,339, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,371,223, due 10/27/20-07/15/61)	1,344,336	0.7

	Total Repurchase Agreements
	(Cost $5,775,867)		5,775,867	3.0

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
3,189,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $3,189,000)	$ 3,189,000	1.7

	Total Short-Term Investments
	(Cost $8,964,867)	8,964,867	4.7

	Total Investments in Securities (Cost $203,786,250)	$ 194,587,097	102.9
	Liabilities in Excess of Other Assets	(5,425,976)	(2.9)
	Net Assets	$ 189,161,121	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$185,622,230	$–	$–	$185,622,230
Short-Term Investments	3,189,000	5,775,867	–	8,964,867
Total Investments, at fair value	$188,811,230	$5,775,867	$–	$194,587,097
Other Financial Instruments+
Futures	79,654	–	–	79,654
Total Assets	$188,890,884	$5,775,867	$–	$194,666,751

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	40	12/18/20	$3,008,800	$79,654
			$3,008,800	$79,654

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $204,390,376.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$25,389,582
Gross Unrealized Depreciation	(35,113,207)
Net Unrealized Depreciation	$(9,723,625)